LEASES - Undiscounted future minimum payments (Details) - Dec. 31, 2024 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
LEASES
2025	¥ 2,623	$ 359
2026	2,222	304
2027	2,222	304
2028	2,222	304
2029 and thereafter	6,589	903
Total lease payments	15,878	2,174
Less: Imputed interest	(965)	(130)
Present value of lease liabilities	¥ 14,913	$ 2,044